Average Annual Total Returns - SA Legg Mason Tactical Opportunities Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	MSCI EAFE® Index (net) 1 Year	MSCI EAFE® Index (net) Since Inception	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Blended Index 1 Year	Blended Index Since Inception
Total	8.45%	7.17%	Oct. 06, 2017	8.25%	6.91%	Oct. 06, 2017	7.82%	5.30%	19.96%	10.09%	18.40%	14.87%	8.92%	5.70%	14.03%	10.13%